Subsequent Events (Details) (USD $)	3 Months Ended			0 Months Ended												12 Months Ended			3 Months Ended		3 Months Ended		0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Martin, Glasscock and Dawson counties [Member]	Jan. 23, 2014 IPO and secondary offering [Member]	Jan. 23, 2014 IPO [Member]	Jan. 23, 2014 IPO [Member] ACTOIL, LLC [Member]	Jan. 23, 2014 IPO [Member] Revolving credit facility [Member]	Jan. 23, 2014 IPO [Member] Term loan [Member]	Jan. 23, 2014 Secondary offering [Member]	Jan. 23, 2014 Parent [Member] Subsequent event [Member] IPO and secondary offering [Member]	Jan. 23, 2014 Parent [Member] Subsequent event [Member] IPO [Member]	Jan. 23, 2014 Parent [Member] Subsequent event [Member] IPO [Member] ACTOIL, LLC [Member]	Jan. 23, 2014 Parent [Member] Subsequent event [Member] IPO [Member] Revolving credit facility [Member]	Jan. 23, 2014 Parent [Member] Subsequent event [Member] IPO [Member] Term loan [Member]	Jan. 23, 2014 Parent [Member] Subsequent event [Member] Secondary offering [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Mar. 31, 2014 Predecessor [Member] Subsequent event [Member]	Feb. 28, 2014 Predecessor [Member] Subsequent event [Member]	Mar. 31, 2014 Predecessor [Member] Subsequent event [Member] Martin, Glasscock and Dawson counties [Member]	Feb. 28, 2014 Predecessor [Member] Subsequent event [Member] Martin County, Texas [Member]	Jan. 23, 2014 Predecessor [Member] Subsequent event [Member] IPO and secondary offering [Member]	Jan. 23, 2014 Predecessor [Member] Subsequent event [Member] IPO [Member]	Jan. 23, 2014 Predecessor [Member] Subsequent event [Member] IPO [Member] ACTOIL, LLC [Member]	Jan. 23, 2014 Predecessor [Member] Subsequent event [Member] IPO [Member] Revolving credit facility [Member]	Jan. 23, 2014 Predecessor [Member] Subsequent event [Member] IPO [Member] Term loan [Member]	Jan. 23, 2014 Predecessor [Member] Subsequent event [Member] Secondary offering [Member]
Subsequent Event [Line Items]
Total number of shares sold in IPO				23,000,000						23,000,000													23,000,000
Sale of common stock in IPO (in dollars per share)				$ 19.50						$ 19.50													$ 19.50
Proceeds from common stock sold in IPO	$ 163,144,000	$ 0			$ 163,000,000					$ 449,000,000	$ 166,000,000													$ 163,000,000
Total proceeds raised in the IPO				449,000,000																			449,000,000
Shares of common stock sold in IPO					9,200,000						9,200,000													9,200,000
Repayment of term loan								70,000,000						70,000,000													70,000,000
Repayment of revolving credit facility							56,000,000						56,000,000													56,000,000
Number of shares sold in IPO by existing stockholders									13,800,000						13,800,000													13,800,000
Net profits interest (percent)						25.00%						25.00%													25.00%
Purchase price to acquire oil and gas properties	$ 177,530,000	$ 57,237,000	$ 79,000,000													$ 231,665,000	$ 173,983,000	$ 95,654,000	$ 79,000,000		$ 79,000,000
Non-operated working interest acquired (percent)																				17.50%		17.50%